UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.2%
California 90.1%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,290,818
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	858,240
Series C, 6.0%, 9/1/2014, INS: AGMC	1,000,000	1,091,270
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,153,530
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,442,445
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,445,850
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	2,625,000	2,752,942
6.0%, 4/1/2022, INS: NATL	13,500,000	16,154,370
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,309,240
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,252,720
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, 5.0%, 4/1/2031	2,250,000	2,765,160
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014, INS: NATL	2,240,000	2,191,907
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	12,082,600
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	5,289,600
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,822,280
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,911,300
Series C, 6.5%, 10/1/2033	2,000,000	2,465,440
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,974,657
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014, INS: AMBAC	1,470,000	1,432,956
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	5,200,000	5,705,804
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,602,100
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	10,082,893
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,287,413
Series A, 5.0%, 7/1/2040	9,675,000	11,138,247
California, Metropolitan Water District of Southern California, Series B, 0.15% *, 7/1/2028, SPA: Landesbank Hessen-Thuringen	3,485,000	3,485,000
California, Napa Valley Unified School District, Election of 2006:
Series A, Zero Coupon, 8/1/2027	2,340,000	1,330,711
Series A, Zero Coupon, 8/1/2028	2,745,000	1,486,033
Series A, Zero Coupon, 8/1/2029	3,390,000	1,702,424
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	11,910,400
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	515,000	531,609
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,692,500
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	13,039,555
Series AH, 5.25%, 12/1/2035	1,555,000	1,954,495
California, State General Obligation:
5.0%, 2/1/2033	12,000,000	14,212,080
5.25%, 9/1/2030	10,000,000	12,206,600
5.25%, 9/1/2032	4,000,000	4,851,040
5.25%, 10/1/2032	15,000,000	18,218,550
5.25%, 4/1/2035	8,000,000	9,640,240
6.25%, 11/1/2034	10,000,000	12,696,400
6.5%, 4/1/2033	14,610,000	18,789,921
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	9,257,519
6.0%, 11/1/2039	10,000,000	12,635,400
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,179,740
California, State Housing Finance Agency, Multi-Family Housing Revenue:
Series D, 0.15% *, 2/1/2031	3,370,000	3,370,000
Series B, 0.15% *, 2/1/2035, LOC: Fannie Mae	300,000	300,000
California, State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., Series D, 0.13% *, 12/1/2016, LOC: Sumitomo Mitsui Banking	2,800,000	2,800,000
California, State Kindergarten:
Series A1, 0.16% *, 5/1/2034, LOC: Citibank NA	5,000,000	5,000,000
Series A4, 0.16% *, 5/1/2034, LOC: Citibank NA	1,100,000	1,100,000
California, State Pollution Control Financing Authority, Exempt Facilities, ExxonMobil Project, Exxon Capital Ventures, Inc., AMT, 0.14% *, 12/1/2029, GTY: Exxon Mobil Corp.	6,000,000	6,000,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series G-1, 5.75%, 10/1/2030	5,500,000	6,676,340
Series I-1, 6.375%, 11/1/2034	3,000,000	3,703,260
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,765,048
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	9,383,920
Series A, 5.25%, 11/1/2038	6,500,000	7,489,365
California, Statewide Communities Development Authority Revenue, Los Angeles County Museum Art, Series A, 0.16% *, 12/1/2037, LOC: Union Bank NA	1,000,000	1,000,000
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,789,670
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	7,049,160
California, Statewide Communities Development Authority Revenue, Health Facility, Community Hospital Monterey Peninsula, Series B, 0.15% *, 6/1/2033, LOC: U.S. Bank NA	3,450,000	3,450,000
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation Hospitals, Series A, 5.0%, 4/1/2042	10,000,000	11,648,600
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,679,632
California, Statewide Communities Development Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2041	10,000,000	11,563,400
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Birchcrest Apartments, Series S, AMT, 0.2% *, 8/1/2032, LOC: U.S. Bank NA	955,000	955,000
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	21,894,165
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018, INS: FGIC, NATL	3,050,000	2,663,077
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,927,288
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,290,000	2,994,358
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	9,240,000	10,071,323
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014, INS: NATL	570,000	571,961
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.18% *, 12/1/2015, LIQ: Fannie Mae	1,500,000	1,500,000
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021, INS: AGMC	1,920,000	1,477,210
Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,021,230
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	11,520,300
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017, INS: NATL	4,000,000	3,644,200
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	3,024,537
Zero Coupon, 5/1/2016, INS: NATL	3,335,000	3,102,450
ETM, Zero Coupon, 11/1/2017, INS: NATL	5,500,000	5,297,215
Zero Coupon, 11/1/2018, INS: NATL	4,605,000	3,911,855
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,302,380
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	9,589,900
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	9,203,300
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017, INS: NATL	5,975,000	4,755,144
Zero Coupon, 1/15/2018, INS: NATL	6,250,000	4,700,437
Zero Coupon, 1/15/2025	10,000,000	4,874,100
5.8%, 1/15/2020, INS: NATL	6,500,000	6,767,995
5.875%, 1/15/2026	5,000,000	5,191,000
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,976,624
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,563,421
Fresno, CA, School District General Obligation, Unified School District, Series C, 5.9%, 2/1/2017, INS: NATL	1,760,000	2,034,666
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014, INS: FGIC, NATL	400,000	391,116
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013, INS: NATL	2,150,000	2,143,055
Long Beach, CA, Community College District, Election of 2008, Series B, 5.0%, 8/1/2039 (a)	5,000,000	5,923,650
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	6,287,654
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,752,550
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	17,343,750
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series B, 5.0%, 7/1/2038	7,000,000	8,354,920
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036	2,500,000	3,002,625
Series B, 5.0%, 7/1/2036	8,000,000	9,608,400
Series A, 5.0%, 7/1/2041	2,500,000	2,930,000
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: FGIC, NATL	2,000,000	2,755,700
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,808,605
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	1,000,000	938,370
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014, INS: FGIC, NATL	2,045,000	2,008,292
Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,090,000	2,018,397
Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	2,140,000	2,008,112
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014, INS: AMBAC	725,000	765,593
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,650,560
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016, INS: FGIC, NATL	2,500,000	2,341,575
5.0%, 9/1/2026, INS: AGMC	3,155,000	3,622,918
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	242,107
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,321,155
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,195,370
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	11,056,200
Port of Oakland, CA:
Series P, AMT, 5.0%, 5/1/2031	10,750,000	12,497,735
Series P, AMT, 5.0%, 5/1/2033	4,200,000	4,845,582
Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,743,450
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	2,500,000	2,910,925
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: FGIC, NATL	1,635,000	1,489,567
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015, INS: NATL	1,750,000	1,635,095
Zero Coupon, 6/1/2016, INS: NATL	2,395,000	2,168,529
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,990,925
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.85% **, 6/1/2039, INS: FGIC, NATL	10,000,000	7,851,800
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	3,040,591
Series G, 6.5%, 9/1/2013, INS: NATL	350,000	365,141
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,365,370
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,847,450
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,387,851
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013, INS: AGMC	1,000,000	1,039,030
Series A, 6.0%, 9/1/2014, INS: AGMC	2,195,000	2,382,277
Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,129,340
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	2,675,000	2,819,610
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	914,850
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	937,266
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,715,900
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2040	13,250,000	14,963,755
San Diego County, CA, Water Authority, Series B, 5.0%, 5/1/2031	5,000,000	6,051,300
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033	10,000,000	12,339,200
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,928,000
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	11,640,300
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,819,995
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,940,907
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	18,070,800
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	14,777,125
Series A, 5.125%, 11/1/2039	10,400,000	12,423,528
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,214,460
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	11,363,179
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	3,151,973
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,416,799
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,156,114
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,455,826
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,537,367
Series A, 5.0%, 8/1/2037	3,760,000	4,468,610
Series A, 5.0%, 8/1/2041	6,500,000	7,694,700
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	1,195,000	1,489,639
San Leandro, CA, Unified School District, Election of 2006, Convertible Capital Appreciation, Series C, Step-up Coupon, 0% to 8/1/2026, 7.0% to 8/1/2039, INS: AGC	30,000,000	17,713,500
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	14,421,250
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	4,014,570
San Ysidro, CA, School District General Obligation, Prerefunded, 6.125%, 8/1/2021, INS: AMBAC	1,400,000	1,482,362
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024, INS: NATL	2,000,000	2,384,360
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,141,208
5.5%, 9/1/2018, INS: NATL	1,060,000	1,217,728
5.6%, 9/1/2019, INS: NATL	1,115,000	1,297,849
5.6%, 9/1/2020, INS: NATL	1,180,000	1,375,668
5.65%, 9/1/2024, INS: NATL	1,445,000	1,708,467
5.65%, 9/1/2025, INS: NATL	1,520,000	1,798,646
5.65%, 9/1/2026, INS: NATL	1,605,000	1,901,684
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority, Series B, 7.25%, 8/1/2013, INS: NATL	3,400,000	3,522,332
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,587,060
Santa Rosa, CA, Wastewater Revenue, Series A, 5.0%, 9/1/2033	8,000,000	9,571,920
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,953,840
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	6,214,467
Series C, 5.0%, 7/1/2035	3,000,000	3,557,610
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,415,098
Series A, ETM, 5.75%, 7/1/2021	880,000	1,054,073
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: FGIC, NATL	3,600,000	2,588,905
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,250,000	1,207,175
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,207,060
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	8,180,830

		929,597,727
Puerto Rico 3.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,483,200
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.5%, 8/1/2044	10,000,000	11,792,900
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	10,571,500

		30,847,600
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	935,200

Total Municipal Bonds and Notes (Cost $839,772,133)		961,380,527
Municipal Inverse Floating Rate Notes (b) 14.9%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	11,475,000	13,393,524
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.583%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	13,870,000	16,055,961
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 17.888%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (c)	17,205,000	19,913,828
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 17.905%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (c)	10,630,000	12,079,719
Trust: California, State Community Center, Series 2008-1154, 144A, 9.22%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	3,158,944	3,843,339
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (c)	2,257,732	2,746,877
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (c)	1,881,443	2,289,065
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.778%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (c)	10,420,000	12,465,550
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.84%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (c)	5,000,000	6,224,900
Trust: California, University of California Revenues, Series 3368, 144A, 20.84%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (c)	10,000,000	12,805,400
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.32%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	11,639,200
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.81%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (c)	10,000,000	12,500,800
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.84%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,137,063	2,461,764
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,944,611	2,240,070
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.223%, 5/1/2028, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	10,002,999	11,520,657
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.537%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (c)	10,000,000	11,493,100
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.22%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $131,173,195)		153,673,754

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $970,945,328) †	108.1	1,115,054,281
Other Assets and Liabilities, Net	(8.1)	(83,911,513)

Net Assets	100.0	1,031,142,768

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of November 30, 2012.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2012.

†
The cost for federal income tax purposes was $791,405,489.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $234,366,000.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $236,514,200 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,148,200.

(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$—	$1,115,054,281	$—	$1,115,054,281
Total	$—	$1,115,054,281	$—	$1,115,054,281

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013